Annual Fund Operating Expenses - Service Shares - Janus Henderson Flexible Bond Portfolio - Service Shares	Apr. 30, 2021
Operating Expenses:
Management Fees	0.50%
Distribution/Service (12b-1) Fees	0.25%
Other Expenses	0.10%
Total Annual Fund Operating Expenses	0.85%
Fee Waiver	0.03%	[1]
Total Annual Fund Operating Expenses After Fee Waiver	0.82%	[1]

[1]	Janus Capital has contractually agreed to waive its investment advisory fee and/or reimburse Portfolio expenses to the extent that the Portfolio’s total annual fund operating expenses (excluding fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, such as transfer agency fees (including out-of-pocket costs and expenses payable pursuant to the Transfer Agency Agreement), brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses) exceed 0.52% for at least a one-year period commencing on April 30, 2021. The contractual waiver may be terminated or modified prior to this date only at the discretion of the Portfolio’s Board of Trustees.